Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 47,934	$ 31,196	$ 34,944
Accounts receivable, net	55,807	13,506	28,117
Accounts receivable -related party		16,715
Inventory	961,591	1,020,117	1,055,047
Prepaid expense	1,675	2,512
Deposits	85,193	41,943	73,412
Total Current Assets	1,152,200	1,125,989	1,191,520
FIXED ASSETS, net	12,551	13,249
OTHER ASSETS
Intellectual property, net	7,497	8,256	76,518
Total Other Assets	7,497	8,256	76,518
TOTAL ASSETS	1,172,248	1,147,494	1,268,038
CURRENT LIABILITIES
Accounts payable and accrued expenses	130,619	57,828	136,936
Accrued compensation - related parties	347,470	351,580	395,888
Accounts payable - related parties	13,332	2,568	4,068
Notes Payable	40,000
Customer deposits	319,592	286,608	333,887
Total Current Liabilities	851,013	698,584	870,779
Total Liabilities	851,013	698,584	870,779
STOCKHOLDERS' EQUITY
Common stock, 125,000,000 shares authorized no par value 17,247,336 and 17,137,812 shares issued and outstanding, respectively	2,679,299	2,659,299	2,374,799
Additional paid-in capital	4,228,763	4,213,313	4,004,607
Accumulated deficit	(6,586,827)	(6,423,702)	(5,982,147)
Total Stockholders' Equity	321,235	448,910	397,259
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,172,248	$ 1,147,494	$ 1,268,038